                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21914

                 RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
SHORT-TERM CASH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE SHORT-TERM CASH FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

  Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the 1933 Act.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    3

Portfolio of Investments...........    4

Statement of Assets and
  Liabilities......................    8

Statement of Operations............    9

Statements of Changes in Net
  Assets...........................   10

Financial Highlights...............   11

Notes to Financial Statements......   12

Proxy Voting.......................   20





--------------------------------------------------------------------------------
                   RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

PORTFOLIO COMPOSITION (at Jan. 31, 2009; % of portfolio assets)
--------------------------------------------------------------------------------


Certificates of Deposit                                 2.7%
------------------------------------------------------------
Commercial Paper                                       27.3%
------------------------------------------------------------
Floating Rate Notes                                     5.6%
------------------------------------------------------------
Investments of Cash Collateral Received for
  Securities on Loan                                    3.9%
------------------------------------------------------------
U.S. Government Agencies                               60.5%
------------------------------------------------------------




--------------------------------------------------------------------------------
2  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE  ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs which may include custodian fees and other nonadvisory expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,007.50        $0.04           .01%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,025.03        $0.04           .01%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return of +0.75% for the six months ended Jan. 31, 2009.


--------------------------------------------------------------------------------
                   RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT  3

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



U.S. GOVERNMENT AGENCIES (63.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 02-02-09                            0.10%          $100,000,000(d)       $99,999,166
 02-06-09                            0.06             50,000,000           49,999,417
 02-26-09                            0.05             78,000,000           77,997,183
 02-27-09                            0.10            100,000,000           99,992,499
 03-02-09                            0.09            100,000,000           99,992,500
 03-03-09                            0.13             50,000,000           49,994,403
 03-04-09                            0.10            100,000,000           99,991,111
 03-05-09                            0.10            100,000,000           99,990,833
 03-11-09                            0.20             50,000,000           49,989,167
 03-16-09                            0.25             50,000,000           49,984,722
 03-17-09                            0.27            100,000,000           99,966,250
 03-18-09                            0.25             50,000,000           49,984,028
 03-19-09                            0.27             50,000,000           49,982,375
 03-20-09                            0.27             50,000,000           49,982,000
 03-25-09                            0.07             75,000,000           74,992,271
 03-27-09                            0.31            100,000,000           99,952,639
 03-30-09                            0.07             50,000,000           49,994,361
Federal Home Loan Mtge Corp Disc Nts
 02-02-09                            0.03             30,000,000           29,999,917
 02-09-09                            0.91             75,000,000           74,981,250
 02-17-09                            1.97             29,700,000           29,671,109
 03-10-09                            1.11             25,000,000           24,970,339
Federal Natl Mtge Assn Disc Nts
 02-23-09                            0.97             80,000,000           79,948,889
 03-09-09                            0.08             50,000,000           49,995,889
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $1,542,352,318)                                                 $1,542,352,318
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (2.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Canadian Imperial Bank of Commerce
 02-02-09                            0.19%           $67,400,000          $67,400,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $67,400,000)                                                       $67,400,000
-------------------------------------------------------------------------------------


FLOATING RATE NOTES (5.8%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 07-07-09                            0.57%           $42,000,000          $42,000,000
Federal Home Loan Mtge Corp Disc Nts
 04-27-09                            1.16             30,000,000           30,000,000
Wells Fargo & Co
 09-18-09                            0.51             70,000,000           70,000,000
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $142,000,000)                                                     $142,000,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (28.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (18.2%)
Bryant Park Funding LLC
 03-12-09                            0.30%           $45,000,000          $44,985,000
Chariot Funding LLC
 02-18-09                            0.29             50,000,000           49,992,500
Enterprise Funding LLC
 02-20-09                            0.30             50,000,000           49,991,389
Falcon Asset Securitization LLC
 02-11-09                            0.93             20,000,000           19,993,889
 03-06-09                            0.30             50,000,000           49,985,833
Kitty Hawk Funding
 02-17-09                            0.30             25,000,000           24,996,340
Ranger Funding LLC
 03-13-09                            0.32             25,000,000           24,990,889
Salisbury Receivables LLC
 02-19-09                            0.29             45,000,000(c)        44,992,875
 03-06-09                            0.34             30,000,000(c)        29,990,083


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
4  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (CONT.)
Sheffield Receivables
 02-17-09                            0.29%           $30,000,000(c)       $29,995,750
 02-19-09                            0.48             25,000,000(c)        24,993,403
Thunder Bay Funding LLC
 03-02-09                            0.32             50,000,000           49,986,250
                                                                      ---------------
Total                                                                     444,894,201
-------------------------------------------------------------------------------------

BANKING (3.7%)
Bank of Scotland
 02-17-09                            0.33             30,000,000           29,995,183
Royal Bank of Scotland
 02-06-09                            0.30             30,000,000           29,998,251
 02-13-09                            0.27             30,000,000           29,996,858
                                                                      ---------------
Total                                                                      89,990,292
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (3.0%)
General Electric
 02-02-09                            0.18             75,000,000           74,998,917
-------------------------------------------------------------------------------------

ELECTRIC (1.2%)
FPL Fuels
 02-10-09                            0.28             29,400,000           29,397,550
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (2.3%)
BNP Paribas Finance
 02-02-09                            0.17             57,100,000           57,099,207
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $696,380,167)                                                     $696,380,167
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (4.1%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    100,000,000          $100,000,000
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN
(Cost: $100,000,000)                                                     $100,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,548,132,485)(e)                                              $2,548,132,485
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $129,972,111 or 5.3% of net assets.

(d) At Jan. 31, 2009, security was partially or fully on loan. See Note 4 to the financial statements.

(e) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2009.



--------------------------------------------------------------------------------
                   RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT  5

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                         FAIR VALUE AT JAN. 31, 2009
                       --------------------------------------------------------------
                            LEVEL 1          LEVEL 2
                         QUOTED PRICES        OTHER         LEVEL 3
                           IN ACTIVE       SIGNIFICANT    SIGNIFICANT
                          MARKETS FOR      OBSERVABLE    UNOBSERVABLE
DESCRIPTION            IDENTICAL ASSETS      INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------
Investments in
  securities             $100,000,000    $2,448,132,485       $--      $2,548,132,485


Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.



--------------------------------------------------------------------------------
6  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, is available upon request by calling (888) 791-3380.


--------------------------------------------------------------------------------
                   RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT  7

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities*, at value (identified cost
  $2,448,132,485)                                                  $2,448,132,485
Investments of cash collateral received for securities on loan
  (identified cost $100,000,000)                                      100,000,000
---------------------------------------------------------------------------------
Total investments in securities (identified cost $2,548,132,485)    2,548,132,485
---------------------------------------------------------------------------------
Cash                                                                       36,038
Accrued interest receivable                                               231,683
---------------------------------------------------------------------------------
Total assets                                                        2,548,400,206
---------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       1,039,155
Payable upon return of securities loaned                              100,000,000
Other accrued expenses                                                     60,150
---------------------------------------------------------------------------------
Total liabilities                                                     101,099,305
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $2,447,300,901
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   24,473,221
Additional paid-in capital                                          2,422,848,927
Excess of distributions over net investment income                       (309,877)
Accumulated net realized gain (loss)                                      288,630
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $2,447,300,901
---------------------------------------------------------------------------------
Shares outstanding                                                  2,447,322,148
---------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $         1.00
---------------------------------------------------------------------------------
*Including securities on loan, at value                            $  100,000,000
---------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
8  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                             22,605,506
Income from securities lending                                          341,374
-------------------------------------------------------------------------------
Total income                                                         22,946,880
-------------------------------------------------------------------------------
Expenses:
Custodian fees                                                           86,360
Printing and postage                                                      6,887
Professional fees                                                        15,125
Other                                                                    17,670
-------------------------------------------------------------------------------
Total expenses                                                          126,042
  Earnings and bank fee credits on cash balances                           (394)
-------------------------------------------------------------------------------
Total net expenses                                                      125,648
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      22,821,232
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (38,829,807)
  Reimbursement from affiliate                                       39,122,218
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                                 292,411
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 23,113,643
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                   RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT  9

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED        YEAR ENDED
                                                                      JAN. 31, 2009     JULY 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $     22,821,232  $    128,637,668
Net realized gain (loss) on investments                                     292,411            (3,781)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          23,113,643       128,633,887
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                (23,131,109)     (128,637,668)
-----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT A CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                        10,729,024,853    34,092,040,785
Net asset value of shares issued for reinvestment of
  distributions                                                          22,799,850       130,978,218
Payments for redemptions of shares                                  (11,524,427,319)  (34,231,937,417)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (772,602,616)       (8,918,414)
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (772,620,082)       (8,922,195)
Net assets at beginning of period                                     3,219,920,983     3,228,843,178
-----------------------------------------------------------------------------------------------------
Net assets at end of period                                        $  2,447,300,901  $  3,219,920,983
-----------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                           $       (309,877) $             --
-----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
10  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008     2007(b)
Net asset value, beginning of period                 $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(c)       .04          .04
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)        (.04)        (.04)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.01)        (.04)        (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)             $2,447       $3,220       $3,229
--------------------------------------------------------------------------------------------------------------
Total expenses(d)                                     .01%(e)      .01%         .01%(e)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.62%(e)     3.93%        5.37%(e)
--------------------------------------------------------------------------------------------------------------
Total return                                          .75%(f),(g) 4.07%        4.66%(f)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Sept. 26, 2006 (date the Fund became available) to July 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(e) Adjusted to an annual basis.
(f) Not annualized.
(g) During the six months ended Jan. 31, 2009, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 1.12%.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT  11

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Short-Term Cash Fund (the Fund) is a series of RiverSource Short Term Investments Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act) as a diversified, open-end management investment company. RiverSource Short Term Investments Series, Inc. has 100 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in money market instruments.

Investments in the Fund may be made only by investment companies, common or commingled trust funds or similar organizations or persons that are accredited investors within the meaning of the Securities Act of 1933 (as amended).

At Jan. 31, 2009, the affiliated RiverSource Funds owned 100% of the Fund's outstanding shares.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be

--------------------------------------------------------------------------------
12  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes" clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES

INVESTMENT MANAGEMENT SERVICES
Under the Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager), subject to the policies set by the Board, provides investment management services. The Fund does not pay the Investment Manager a fee for services, but it does pay taxes, brokerage commissions and nonadvisory expenses.


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                  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT  13

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


COMPENSATION OF BOARD MEMBERS
The Fund does not pay compensation to the board members. Compensation and certain other core expenses are paid directly by the other RiverSource funds that invest in this Fund.

EARNINGS CREDITS AND CUSTODIAN FEES
During the six months ended Jan. 31, 2009, the Fund's custodian fees were reduced by $394 as a result of earnings credits from overnight cash balances. Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $95,891 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $68,653,983,939 and $69,445,116,694, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, N.A. ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $100,000,000 were on loan secured by cash collateral of $100,000,000 invested in short-term securities or cash equivalents.


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14  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT

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Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $341,374 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Aug. 1, 2008 to Nov. 30, 2008, the Fund had no securities on loan.

5. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the

--------------------------------------------------------------------------------
                  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT  15

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

6. REIMBURSEMENT FROM AFFILIATE

On Sept. 15, 2008, Lehman Brothers Holdings Inc. (Lehman Brothers) filed a Chapter 11 bankruptcy petition. At that time, the Fund owned $50 million in medium term commercial paper issued by Lehman Brothers (the Lehman Notes). The value of the Lehman Notes declined following Lehman Brothers filing of its bankruptcy petition. From Sept. 16, 2008 through Sept. 30, 2008, Ameriprise Financial purchased the total $50 million par of the Lehman Notes from the Fund for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 of the 1940 Act. The amount shown in the Fund's Statement of Operations as a reimbursement from affiliate is equal to the difference between the fair value of the Lehman Notes at purchase date and the cash received from Ameriprise Financial.

7. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $1,875 at July 31, 2008, that if not offset by capital gains will expire in 2016.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post-October loss of $1,906 that is treated for income tax purposes as occurring on Aug. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


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16  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT

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8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted

--------------------------------------------------------------------------------
                  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT  17

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the

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18  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


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                  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT  19

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or searching the website of the Securities and Exchange Commission
(SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

                                                                 S-6284 D (4/09)


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20  RIVERSOURCE SHORT-TERM CASH FUND -- 2009 SEMIANNUAL REPORT

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     RiverSource Short Term Investments Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 1, 2009